STOCK PURCHASE WARRANTS (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Number of Shares Under Warrants
Warrants Granted	515,000	976,464
Weighted Average Exercise Price
Warrants Granted	$ 0.83
WarrantMember
Number of Shares Under Warrants
Warrants issued and exercisable	7,404,562	4,843,531
Warrants Granted	7,537,970	2,598,531
Warrants Expired	(86,250)	(37,500)
Warrants issued and exercisable	14,856,282	7,404,562
Exercise Price Share Per Share
Warrants Granted	$ 0.83
Warrants Expired	$ 0.95	$ 2
Weighted Average Exercise Price
Warrants issued and exercisable	$ 1.08	$ 1.21
Warrants Granted	$ 0.83	$ 0.85
Warrants Expired	$ 0.95	$ 2.00
Warrants issued and exercisable	$ 0.95	$ 1.08
WarrantMember | Minimum [Member]
Exercise Price Share Per Share
Warrants issued and exercisable	$ 0.5	$ 0.95
Warrants Granted		$ 0.5
Warrants issued and exercisable	$ 0.5
WarrantMember | Maximum [Member]
Exercise Price Share Per Share
Warrants issued and exercisable	$ 1.33	$ 2
Warrants Granted		$ 0.95
Warrants issued and exercisable	$ 1.33